Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 44,125	$ 48,719
Federal funds sold and other short term investments	568,615	658,555
Total cash and cash equivalents	612,740	707,274
Securities available for sale	571,965	620,360
Held to maturity securities ($28,701 and $47,526 fair value at December 31, 2017 and 2016, respectively)	27,551	45,490
Federal Reserve Bank and Federal Home Loan Bank stock	8,779	9,579
Loans, net of deferred net costs	3,636,407	3,430,586
Less: Allowance for loan losses	44,170	43,890
Net loans	3,592,237	3,386,696
Bank premises and equipment, net	35,157	35,466
Other assets	59,579	63,941
Total assets	4,908,008	4,868,806
Deposits:
Demand	398,399	377,755
Savings accounts	1,260,447	1,271,449
Interest-bearing checking	891,052	815,534
Money market deposit accounts	556,462	571,962
Time accounts	1,066,966	1,159,463
Total deposits	4,173,326	4,196,163
Short-term borrowings	242,991	209,406
Accrued expenses and other liabilities	33,383	30,551
Total liabilities	4,449,700	4,436,120
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 99,998,482 and 99,214,382 shares issued at December 31, 2017 and 2016, respectively	99,998	99,214
Surplus	175,651	171,425
Undivided profits	219,436	201,517
Accumulated other comprehensive loss, net of tax	(1,806)	(6,251)
Treasury stock: 3,709,171 and 3,434,205 shares, at cost, at December 31, 2017 and 2016, respectively	(34,971)	(33,219)
Total shareholders' equity	458,308	432,686
Total liabilities and shareholders' equity	$ 4,908,008	$ 4,868,806